Organization and Principal Activities - Additional Information (Detail) $ in Thousands			1 Months Ended			12 Months Ended
	Dec. 16, 2014 shares	Jul. 07, 2011	May 31, 2016	Dec. 31, 2014 shares	Aug. 31, 2014	Dec. 31, 2017 USD ($) asset_group related_party Term shares	Dec. 31, 2017 CNY (¥) asset_group related_party Term shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Nov. 23, 2011 USD ($)
Variable Interest Entity [Line Items]
Date of incorporation						Nov. 23, 2011	Nov. 23, 2011
Share capital | $										$ 15
Ordinary shares conversion basis						Each Class B ordinary share is convertible into one Class A ordinary share at any time by the holder thereof, while Class A ordinary shares are not convertible to Class B ordinary shares under any circumstances.	Each Class B ordinary share is convertible into one Class A ordinary share at any time by the holder thereof, while Class A ordinary shares are not convertible to Class B ordinary shares under any circumstances.
Ordinary shares, new issues						9,476,874	9,476,874	5,197,032	5,995,293
Percentage of VIEs revenues to the consolidated net revenues						100.00%	100.00%	100.00%	100.00%
Percentage of VIEs assets to the consolidated total assets						18.40%	18.40%	16.30%
Percentage of VIEs liability to the consolidated total liabilities						62.10%	62.10%	66.40%
Number of consolidated VIE's assets that are collateral for the VIE's obligations | asset_group						0	0
VIEs creditors having recourse to general credit of the Company | related_party						0	0
Number of terms under arrangement with VIEs to provide financial support | Term						0	0
Class A Common Stock [Member]
Variable Interest Entity [Line Items]
Ordinary shares, voting rights						One vote per share	One vote per share
Ordinary shares, new issues	45,688,888			45,688,888
Class B Common Stock [Member]
Variable Interest Entity [Line Items]
Ordinary shares, voting rights						Ten votes per share	Ten votes per share
IPO [Member] | Class A Common Stock [Member]
Variable Interest Entity [Line Items]
Ordinary shares, new issues	36,800,000			36,800,000
Convertible preferred stock shares converted				200,718,811
Private Placement [Member] | Class A Common Stock [Member]
Variable Interest Entity [Line Items]
Ordinary shares, new issues	8,888,888			8,888,888
Mr. Yan Tang [Member]
Variable Interest Entity [Line Items]
Percentage ownership in share capital										65.00%
Mr. Yong Li [Member]
Variable Interest Entity [Line Items]
Percentage ownership in share capital										20.00%
Mr. Xiaoliang Lei [Member]
Variable Interest Entity [Line Items]
Percentage ownership in share capital										8.00%
Mr. Zhiwei Li [Member]
Variable Interest Entity [Line Items]
Percentage ownership in share capital										7.00%
Business Operations Agreement [Member]
Variable Interest Entity [Line Items]
Effective years of agreement						10 years	10 years
Exclusive Cooperation Agreements and Supplemental Agreements [Member]
Variable Interest Entity [Line Items]
Service fee | $						$ 662,503		$ 319,018	$ 112,043
Momo Technology HK Company Limited [Member]
Variable Interest Entity [Line Items]
Percentage of economic ownership						100.00%	100.00%
Beijing Momo Information Technology Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Percentage of economic ownership						100.00%	100.00%
Beijing Momo Information Technology Co., Ltd. [Member] | Exclusive Cooperation Agreements and Supplemental Agreements [Member]
Variable Interest Entity [Line Items]
Effective years of agreement					10 years
Beijing Momo Technology Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Maximum call option agreement threshold value | ¥							¥ 500,000
Beijing Momo Technology Co., Ltd. [Member] | Mr. Yan Tang [Member]
Variable Interest Entity [Line Items]
Capital contribution percentage, subsidiaries		65.00%
Beijing Momo Technology Co., Ltd. [Member] | Mr. Yong Li [Member]
Variable Interest Entity [Line Items]
Capital contribution percentage, subsidiaries		20.00%
Beijing Momo Technology Co., Ltd. [Member] | Mr. Xiaoliang Lei [Member]
Variable Interest Entity [Line Items]
Capital contribution percentage, subsidiaries		8.00%
Beijing Momo Technology Co., Ltd. [Member] | Mr. Zhiwei Li [Member]
Variable Interest Entity [Line Items]
Capital contribution percentage, subsidiaries		7.00%
Chengdu Momo Technology Company Limited Investment [Member] | Exclusive Cooperation Agreements and Supplemental Agreements [Member]
Variable Interest Entity [Line Items]
Effective years of agreement					10 years
Tianjin Heer Technology Co. Ltd [Member] | Exclusive Cooperation Agreements and Supplemental Agreements [Member]
Variable Interest Entity [Line Items]
Effective years of agreement			10 years